Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2016
Accounting Policies [Abstract]
Schedule of Revenue from External Customers by Geographic Areas
Win rate and total rolling chip turnover in the Group’s VIP gaming rooms for the three and six month periods ended June 30, 2016 and 2015 are as follows:

	For the Three Months Ended		For the Six Months Ended
	June 30, 2016	June 30, 2015	June 30, 2016	June 30, 2015
Win rate	2.69%	2.73%	3.03%	3.54%

Total rolling chip turnover	$859,794,000	$1,736,822,000	$2,058,015,000	$3,932,485,000

Schedule of Past Due Financing Receivables
The following is a summary of an aging of the Company’s markers receivable by jurisdiction that may refuse to enforce such debts:

		% of total		% of total
	June 30,	markers	December 31,	markers
Jurisdiction/Aging	2016	receivable	2015	receivable
PRC
0-30 days	$5,305,754		$10,405,378
31-60 days	5,838,005		8,907,468
61-90 days	9,016,045		9,906,074
91-180 days	32,151,556		28,120,968
Greater than 180 days	-		-
Total	$52,311,360	33%	$57,339,888	34%

Fair Value Measurements, Recurring and Nonrecurring
The following are the classes of assets and liabilities measured at fair value:

Recurring fair value measurements:

		Fair Value Measurements Using
		Quoted
		Prices in
		Active				Total Gains
		Markets			Total Gains	(Losses) for
		for	Significant		for the Six	the Three
		Identical	Other	Significant	Months	Months
	As of June	Liabilities	Observable	Unobservable	Ended June	Ended June
	30, 2015	(Level 1)	Inputs (Level 2)	Inputs (Level 3)	30, 2015	30, 2015

Fair Value of Contingent Consideration:

Oriental VIP Room	$31,844,063	$-	$-	$31,844,063	$9,568,301	$(9,151)

Bao Li Gaming	$15,875,684	$-	$-	$15,875,684	$3,757,513	$253,280

Total recurring fair value measurements					$13,325,814	$244,129

There is no contingent consideration for the three months and six months ended June 30, 2016.

Non-recurring fair value measurements:

Fair Value Measurements Using
Quoted
Prices in
		Active			Total	Total
		Markets			(Losses) for	(Losses) for
		for	Significant		the Six	the Three
		Identical	Other	Significant	Months	Months
	As of June	Liabilities	Observable	Unobservable	Ended June	Ended June
	30, 2016	(Level 1)	Inputs (Level 2)	Inputs (Level 3)	30, 2016	30, 2016

Intangible assets	$-	$-	$-	$-	$(97,279,517)	$(97,279,517)

Total non-recurring fair value measurements					$(97,279,517)	$(97,279,517)

Fair Value Measurements Using
Quoted
Prices in
		Active			Total	Total
		Markets			(Losses) for	(Losses) for
		for	Significant		the Six	the Three
		Identical	Other	Significant	Months	Months
	As of June	Liabilities	Observable	Unobservable	Ended June	Ended June
	30, 2015	(Level 1)	Inputs (Level 2)	Inputs (Level 3)	30, 2015	30, 2015

Goodwill	$-	$-	$-	$-	$(17,754,136)	$(17,754,136)

Total non-recurring fair value measurements					$(17,754,136)	$(17,754,136)

Fair Value, Assets and Liabilities Measured On Nonrecurring Basis, Valuation Techniques
Additional information regarding the valuation technique and inputs used is as follows:

Quantitative Information about Level 3 Fair Value Measurements:

	Fair Value
	as of 6/30/2016	Valuation Techniques	Unobservable Input	Range

Intangible assets	$-	Discounted cash flow	Long-term Chip Turnover Annual Growth	(45)% – 20%

			Discount rate	18.14%

	Fair Value
Contingent	as of	Valuation
Consideration	6/30/2015	Techniques	Unobservable Input	Range

Oriental VIP Room	$31,844,063	Forecasted Performance, 2015-June 2016	Chip Turnover Annual Growth	(15)% – 5%

		Monte Carlo Method	Average Simulated Share Prices	$2.23

Bao Li Gaming	$15,875,684	Forecasted Performance, 2015	Chip Turnover Annual Growth	(40)% - (10)%

		Monte Carlo Method	Average Simulated Share Prices	$2.28

Schedule of Earnings Per Share, Basic and Diluted
The calculations of earnings (loss) per share are computed as follows for the three and six month ended June 30,:

		Three Months		Six Months
	Three Months Ended	Ended June	Six Months Ended	Ended June
	June 30, 2016	30, 2015	June 30, 2016	30, 2015
Numerator:
Net loss attributable to Ordinary Shareholders for basic and diluted loss per share	$(125,820,294)	$(23,804,788)	$(129,315,847)	$(6,722,302)
Denominator:
Denominator for basic loss per share
- Weighted-average Ordinary Shares outstanding during the period	63,103,781	62,150,102	63,103,781	61,871,123

Denominator for diluted loss per share	63,103,781	62,150,102	63,103,781	61,871,123

Basic loss per share	$(1.99)	$(0.38)	$(2.05)	$(0.11)
Diluted loss per share	$(1.99)	$(0.38)	$(2.05)	$(0.11)

Schedule Of Differences Between Reported Amount and Reporting Currency Denominated Amount
Any translation adjustments resulting are not included in determining net income (loss) but are included in foreign currency translation adjustment in other comprehensive income, a component of shareholders' equity.

	June 30,	June 30,	December 31,
	2016	2015	2015
Period end HK$:US$ exchange rate	$7.76	$7.75	$7.75
Average three-months ended HK$:US$ exchange rate	$7.76	$7.75	$-
Average six-months ended HK$:US$ exchange rate	$7.77	$7.75	$-
Average annual HK$:US$ exchange rate	$-	$-	$7.75